Basis for preparation, consolidation and accounting policies - Assets and liabilities originally denominated in Soles (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Assets
Cash and cash equivalents	$ 210,046	$ 369,200	$ 214,551	$ 80,544
Trade and other receivables	376,227	252,308
Prepaid income tax	31,919	24,396
Total assets	4,107,274	4,217,221	4,332,813
Liabilities
Trade and other payables	166,860	188,723
Income tax payable	5,650	1,760
Total liabilities	1,139,074	1,187,656	1,269,186
PEN
Assets
Cash and cash equivalents	6,796	11,526
Prepaid income tax	31,960	24,277
Total assets	178,380	124,316
Liabilities
Trade and other payables	60,311	53,962
Income tax payable	5,692	2,080
Total liabilities	107,518	87,324
Net asset position	70,862	36,992
Minera Yanacocha SRL and subsidiary [Member]
Assets
Cash and cash equivalents	818,503	723,208
Trade and other receivables	42,610	55,900
Prepaid income tax	0	19,239
Total assets	2,312,072	2,047,472
Liabilities
Income tax payable	23,153	3,552
Provisions, other accruals and liabilities ieses	1,629,190	1,315,259
Total liabilities	1,822,360	1,463,749
Net loss from currency exchange		$ 2,056	$ 3,636
Net gain from currency exchange	$ 2,902
Minera Yanacocha SRL and subsidiary [Member] | Buy
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Closing foreign exchange rate | $ / shares	0.3020	0.2968
Minera Yanacocha SRL and subsidiary [Member] | Sell
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Closing foreign exchange rate | $ / shares	0.3015	0.2959
Minera Yanacocha SRL and subsidiary [Member] | PEN
Assets
Cash and cash equivalents	$ 5,140	$ 7,563
Trade and other receivables	27,990	27,335
Prepaid income tax		19,239
Value added tax credit	32,831	29,828
Total assets	65,961	83,965
Liabilities
Trade and other payables	13,085	9,586
Income tax payable	23,153	3,552
Provisions, other accruals and liabilities ieses	29,633	3,970
Total liabilities	65,871	17,108
Net asset position	$ 90	$ 66,857